Net trading income (Table)	12 Months Ended
Dec. 31, 2020
5. Net trading income
Net trading income
	2020	2019	2018
	£m	£m	£m
Net gains from financial instruments held for trading	5,342	2,941	3,292
Net gains from financial instruments designated at fair value	700	256	267
Net gains from financial instruments mandatorily at fair value	987	1,038	1,007
Net trading income	7,029	4,235	4,566